Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of detailed information on trade receivables

	2024	2023
	$m	$m
Amounts due from exchanges, clearing houses and other counterparties	3,215.5	2,344.2
Amounts receivable from clients	2,838.6	1,728.0
Trade debtors	785.8	300.1
Default funds and deposits	474.1	259.4
Loans receivable	89.8	8.1
Other tax and social security taxes	12.3	10.8
Other debtors	104.5	119.0
Prepayments	32.6	20.2
	7,553.2	4,789.8
The provision matrix for trade debtors is as follows.

2024	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Trade debtors $m	716.8	24.3	11.4	7.5	4.1	20.6	784.7
Trade debtors lifetime ECL $m	1.0	0.1	—	—	—	—	1.1

2023	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Trade debtors $m	135.2	120.8	22.7	5.2	3.1	12.0	299.0
Trade debtors lifetime ECL $m	0.9	0.2	—	—	—	—	1.1
Below we present the ageing of the Group’s other receivables different from trade debtors, excluding other tax and social security taxes and prepayments.

2024 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	3,200.9	12.0	0.1	0.1	1.5	0.9	3,215.5
Amounts receivable from clients	2,825.7	4.2	2.9	1.5	2.1	2.2	2,838.6
Default funds and deposits	474.1	—	—	—	—	—	474.1
Loans receivable	89.7	—	—	—	—	0.1	89.8
Other debtors	103.7	0.1	—	0.1	—	0.6	104.5
							6,722.5
Corresponding allowance for loan losses ECL							13.8

2023 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	2,329.5	0.1	0.2	0.1	—	14.3	2,344.2
Amounts receivable from clients	1,716.7	6.1	2.5	1.3	—	1.4	1,728.0
Default funds and deposits	259.4	—	—	—	—	—	259.4
Loans receivable	1.2	2.7	0.1	0.9	1.6	1.6	8.1
Other debtors	85.6	0.2	2.1	0.4	—	30.7	119.0
							4,458.7
Corresponding allowance for loan losses ECL							19.6
(b) Reconciliation of the movement in impairment allowance

	2024	2023
	$m	$m
At 1 January	20.9	14.3
Bad debts written off	(4.5)	(0.5)
Released to the income statement	(3.2)	(2.0)
Charged to the income statement	1.5	9.1
Other balance sheet movements	0.5	—
At 31 December	15.2	20.9